Unaudited Condensed Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands		General Partner Unit	Common Units	Class B Units	Total
Beginning balance at Dec. 31, 2020		$ 10,895	$ 597,390		$ 608,285
Net income (loss)		253	13,404		13,657
Conversion of preferred units to common units			4,856		4,856
Other comprehensive income					0
Cash distributions		(666)	(35,402)		(36,068)
Ending balance at Jun. 30, 2021		10,482	580,248		590,730
Convertible preferred units, beginning balance at Dec. 31, 2020					89,264
Net income					3,559
Conversion of preferred units to common units					(4,856)
Cash distributions					(3,600)
Convertible preferred units, ending balance at Jun. 30, 2021					84,367
Beginning balance at Mar. 31, 2021		11,048	605,544		616,592
Net income (loss)		(233)	(12,451)		(12,684)
Conversion of preferred units to common units	[1]		4,856		4,856
Other comprehensive income					0
Cash distributions		(333)	(17,701)		(18,034)
Ending balance at Jun. 30, 2021		10,482	580,248		590,730
Convertible preferred units, beginning balance at Mar. 31, 2021					89,264
Net income					1,759
Conversion of preferred units to common units	[1]				(4,856)
Cash distributions					(1,800)
Convertible preferred units, ending balance at Jun. 30, 2021					84,367
Beginning balance at Dec. 31, 2021		10,492	568,762	$ 9,453	588,707
Net income (loss)		610	32,201	457	33,268
Conversion of Class B to common units	[2]		2,652	(2,652)
Other comprehensive income					0
Cash distributions		(666)	(35,100)	(569)	(36,335)
Ending balance at Jun. 30, 2022		10,436	568,515	6,689	585,640
Convertible preferred units, beginning balance at Dec. 31, 2021	[2]				84,308
Net income					3,400
Cash distributions					(3,400)
Convertible preferred units, ending balance at Jun. 30, 2022	[2]				84,308
Beginning balance at Mar. 31, 2022		10,619	576,811	8,190	595,620
Net income (loss)		150	7,950	87	8,188
Conversion of Class B to common units	[2]		1,325	(1,325)
Other comprehensive income					0
Cash distributions		(333)	(17,572)	(263)	(18,168)
Ending balance at Jun. 30, 2022		$ 10,436	$ 568,515	$ 6,689	585,640
Convertible preferred units, beginning balance at Mar. 31, 2022					84,308
Net income					1,700
Cash distributions					(1,700)
Convertible preferred units, ending balance at Jun. 30, 2022	[2]				$ 84,308

[1]	On May 27, 2021, Tortoise Direct Opportunities Fund LP, the holder of 416,677 of the Partnership’s Series A Convertible Preferred Units (“Series A Preferred Units”), sold 208,333 of its Series A Preferred Units to KNOT and converted 208,334 Series A Preferred Units to 215,292 common units based on a conversion rate of 1.0334.
[2]	On September 7, 2021, the Partnership entered into an exchange agreement with Knutsen NYK and the Partnership’s general partner whereby Knutsen NYK contributed to the Partnership all of Knutsen NYK’s IDRs, in exchange for the issuance by the Partnership to Knutsen NYK of 673,080 common units and 673,080 Class B Units, whereupon the IDRs were cancelled. As of June 30, 2022, 252,405 of the Class B Units had been converted to common units.